Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Current
Federal
State
Deferred
Federal		(638,081)
State
Change in valuation allowance		638,081
Income tax provision expense